UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET CORE BOND FUND

FORM N-Q

MARCH 31, 2016

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 27.9%
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.6%
Daimler Finance NA LLC, Senior Notes	2.625%	9/15/16	$3,950,000	$3,974,648	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	8,950,000	8,979,302
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,020,000	1,211,294
Ford Motor Credit Co., LLC, Senior Notes	3.200%	1/15/21	5,710,000	5,836,225
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	5,230,000	5,994,317
General Motors Co., Senior Notes	6.250%	10/2/43	5,514,000	5,889,184
Hyundai Capital America, Senior Notes	2.125%	10/2/17	1,160,000	1,163,072	(a)

Total Automobiles				33,048,042

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp., Senior Notes	3.700%	1/30/26	3,230,000	3,421,029

Household Durables - 0.2%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	1,520,000	1,561,372
Newell Brands Inc., Senior Notes	3.850%	4/1/23	2,850,000	2,955,766
Newell Brands Inc., Senior Notes	4.200%	4/1/26	4,000,000	4,184,176

Total Household Durables				8,701,314

Internet & Catalog Retail - 0.1%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	4,110,000	4,735,501
QVC Inc., Senior Secured Notes	5.950%	3/15/43	100,000	87,208

Total Internet & Catalog Retail				4,822,709

Media - 1.1%
21st Century Fox America Inc., Senior Notes	6.200%	12/15/34	40,000	48,114
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	660,000	821,790
CCO Safari II LLC, Senior Secured Notes	4.464%	7/23/22	2,220,000	2,320,495	(a)
CCO Safari II LLC, Senior Secured Notes	6.384%	10/23/35	380,000	419,504	(a)
CCO Safari II LLC, Senior Secured Notes	6.484%	10/23/45	10,960,000	12,195,477	(a)
Comcast Corp., Notes	5.875%	2/15/18	900,000	977,687
Comcast Corp., Senior Notes	6.300%	11/15/17	2,260,000	2,443,259
Comcast Corp., Senior Notes	3.375%	2/15/25	320,000	340,052
Comcast Corp., Senior Notes	3.375%	8/15/25	2,910,000	3,095,355
Comcast Corp., Senior Notes	4.200%	8/15/34	430,000	454,534
Comcast Corp., Senior Notes	5.650%	6/15/35	2,980,000	3,669,429
Comcast Corp., Senior Notes	6.950%	8/15/37	1,130,000	1,586,816
Comcast Corp., Senior Notes	6.550%	7/1/39	300,000	407,161
Comcast Corp., Senior Notes	6.400%	3/1/40	430,000	582,849
COX Communications Inc., Senior Notes	4.700%	12/15/42	70,000	57,794	(a)
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	3,530,000	3,584,373	(a)
NBCUniversal Media LLC, Senior Notes	4.375%	4/1/21	2,110,000	2,359,408
Time Warner Cable Inc., Debentures	7.300%	7/1/38	450,000	527,850
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	1,350,000	1,479,380
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	2,830,000	3,294,615
Time Warner Cable Inc., Senior Notes	4.125%	2/15/21	2,720,000	2,873,919
Time Warner Cable Inc., Senior Notes	6.750%	6/15/39	910,000	1,024,239
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	1,200,000	1,241,900
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	1,230,000	1,219,805
Time Warner Inc., Senior Debentures	7.700%	5/1/32	5,740,000	7,369,299
Time Warner Inc., Senior Notes	4.750%	3/29/21	2,260,000	2,492,314
Time Warner Inc., Senior Notes	6.100%	7/15/40	220,000	250,390
Time Warner Inc., Senior Notes	6.250%	3/29/41	340,000	393,008
Viacom Inc., Senior Notes	4.250%	9/1/23	720,000	737,010
Viacom Inc., Senior Notes	3.875%	4/1/24	360,000	358,561

Total Media				58,626,387

TOTAL CONSUMER DISCRETIONARY				108,619,481

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER STAPLES - 3.6%
Beverages - 1.7%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	$3,300,000	$3,391,037
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	5,660,000	5,884,266
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	25,260,000	26,563,744
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	21,290,000	23,792,895
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	4,420,000	4,984,041
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	2,130,000	2,388,252
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	3,540,000	3,569,552
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	860,000	968,050
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	3,250,000	3,397,027
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	410,000	422,714
PepsiCo Inc., Senior Notes	7.900%	11/1/18	98,000	114,148
PepsiCo Inc., Senior Notes	4.000%	3/5/42	480,000	496,517
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	10,200,000	11,010,553	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	290,000	312,915	(a)

Total Beverages				87,295,711

Food & Staples Retailing - 0.6%
CVS Health Corp., Senior Notes	2.750%	12/1/22	210,000	215,691
CVS Health Corp., Senior Notes	3.875%	7/20/25	1,930,000	2,082,711
CVS Health Corp., Senior Notes	4.875%	7/20/35	2,350,000	2,620,177
CVS Health Corp., Senior Notes	5.750%	5/15/41	180,000	219,976
CVS Health Corp., Senior Notes	5.125%	7/20/45	7,040,000	8,153,179
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	6,862,629	7,686,213
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	551,713	637,296
Kroger Co., Senior Notes	6.900%	4/15/38	1,080,000	1,423,139
Kroger Co., Senior Notes	5.150%	8/1/43	180,000	208,707
Wal-Mart Stores Inc., Notes	5.800%	2/15/18	420,000	458,307
Wal-Mart Stores Inc., Notes	6.200%	4/15/38	2,850,000	3,856,930
Wal-Mart Stores Inc., Senior Notes	4.750%	10/2/43	2,000,000	2,357,562

Total Food & Staples Retailing				29,919,888

Food Products - 0.5%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	1,320,000	1,454,190	(a)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	2,168,000	2,420,008
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	2,950,000	3,100,878
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	3,080,000	3,277,240	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,760,000	1,941,053	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	1,870,000	2,092,322	(a)
Mondelez International Inc., Senior Notes	4.000%	2/1/24	2,990,000	3,210,214
Tyson Foods Inc., Senior Bonds	3.950%	8/15/24	1,075,000	1,146,012
Tyson Foods Inc., Senior Bonds	5.150%	8/15/44	4,280,000	4,785,459
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	680,000	686,790	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	1,830,000	1,879,588	(a)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	670,000	697,703	(a)

Total Food Products				26,691,457

Tobacco - 0.8%
Altria Group Inc., Senior Notes	9.250%	8/6/19	3,230,000	3,991,078
Altria Group Inc., Senior Notes	4.750%	5/5/21	4,350,000	4,933,613
Altria Group Inc., Senior Notes	2.850%	8/9/22	3,620,000	3,739,290
Altria Group Inc., Senior Notes	9.950%	11/10/38	200,000	351,717
Altria Group Inc., Senior Notes	10.200%	2/6/39	620,000	1,135,748
Altria Group Inc., Senior Notes	5.375%	1/31/44	3,770,000	4,606,227
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	1,750,000	1,849,794
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	2,600,000	2,677,519
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,570,000	1,687,774
Reynolds American Inc., Senior Notes	8.125%	6/23/19	5,000,000	5,974,315
Reynolds American Inc., Senior Notes	3.250%	6/12/20	1,012,000	1,058,304
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,240,000	1,525,446
Reynolds American Inc., Senior Notes	5.850%	8/15/45	9,040,000	11,039,295

Total Tobacco				44,570,120

TOTAL CONSUMER STAPLES				188,477,176

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 3.9%
Energy Equipment & Services - 0.4%
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	$450,000	$504,379
Baker Hughes Inc., Senior Notes	5.125%	9/15/40	1,920,000	1,925,105
Ensco PLC, Senior Notes	5.200%	3/15/25	2,064,000	1,155,840
Halliburton Co., Senior Bonds	3.800%	11/15/25	3,990,000	3,996,165
Halliburton Co., Senior Notes	2.700%	11/15/20	1,320,000	1,340,096
Halliburton Co., Senior Notes	5.000%	11/15/45	1,200,000	1,172,807
Petrofac Ltd., Senior Notes	3.400%	10/10/18	3,730,000	3,434,319	(a)
Pride International Inc., Senior Notes	6.875%	8/15/20	620,000	452,600
Transocean Inc., Senior Notes	5.800%	12/15/16	720,000	717,840
Transocean Inc., Senior Notes	3.000%	10/15/17	4,370,000	4,151,500

Total Energy Equipment & Services				18,850,651

Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp., Senior Notes	5.950%	9/15/16	433,000	440,518
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	5,320,000	5,575,227
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	160,000	178,776
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	22,420,000	17,587,100
Apache Corp., Senior Notes	3.250%	4/15/22	1,320,000	1,270,031
Apache Corp., Senior Notes	6.000%	1/15/37	520,000	517,454
Apache Corp., Senior Notes	5.100%	9/1/40	4,370,000	3,965,093
Apache Corp., Senior Notes	4.750%	4/15/43	10,970,000	9,846,946
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	2,250,000	2,284,085
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	160,000	168,464
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	2,140,000	2,202,338
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	8,420,000	8,280,767
Conoco Funding Co., Senior Bonds	7.250%	10/15/31	350,000	388,099
ConocoPhillips Co., Senior Notes	4.300%	11/15/44	4,290,000	3,709,730
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	1,670,000	1,878,501
Devon Energy Corp., Senior Notes	3.250%	5/15/22	420,000	353,636
Devon Energy Corp., Senior Notes	5.850%	12/15/25	3,400,000	3,281,809
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,390,000	1,871,848
Devon Energy Corp., Senior Notes	5.000%	6/15/45	7,130,000	5,321,597
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	830,000	813,879
Ecopetrol SA, Senior Notes	5.375%	6/26/26	4,490,000	4,085,900
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,910,000	2,290,752
El Paso Natural Gas Co., Bonds	8.375%	6/15/32	3,010,000	3,196,361
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	570,000	576,725
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	4,850,000	4,963,786
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	5,590,000	5,927,077
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.500%	11/15/20	514,000	411,200
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	687,000	525,555
Hess Corp., Notes	8.125%	2/15/19	430,000	472,439
Kerr-McGee Corp., Notes	6.950%	7/1/24	690,000	730,338
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	1,500,000	1,443,897
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	390,000	353,335
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	2,001,000	1,894,957
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	460,000	395,921
Noble Energy Inc., Senior Notes	4.150%	12/15/21	4,970,000	4,961,466
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	1,720,000	1,776,760
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,650,000	5,884,000
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	2,723,000	2,365,606
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	10,510,000	8,687,881
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	3,440,000	2,510,168
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,070,000	2,455,079
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	13,833,000	13,279,680

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	$2,770,000	$2,998,525	(a)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	7,730,000	7,165,710
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	3,280,000	3,325,379	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	4,960,000	5,120,853	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	3,240,000	3,537,008
Shell International Finance BV, Senior Notes	4.125%	5/11/35	1,620,000	1,659,907
Shell International Finance BV, Senior Notes	4.375%	5/11/45	4,800,000	4,813,790
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	5/17/17	2,190,000	2,217,268	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	5,400,000	5,762,529	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	3,810,000	4,357,566	(a)
Williams Cos. Inc., Debentures	7.500%	1/15/31	2,373,000	1,928,062
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	400,000	369,896
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	26,000	21,515
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,103,000	981,670

Total Oil, Gas & Consumable Fuels				183,384,459

TOTAL ENERGY				202,235,110

FINANCIALS - 10.3%
Banks - 7.2%
Bank of America Corp., Notes	6.875%	4/25/18	740,000	812,536
Bank of America Corp., Senior Notes	6.500%	8/1/16	1,030,000	1,048,331
Bank of America Corp., Senior Notes	3.875%	3/22/17	1,150,000	1,176,611
Bank of America Corp., Senior Notes	5.750%	12/1/17	540,000	573,815
Bank of America Corp., Senior Notes	2.600%	1/15/19	2,400,000	2,440,584
Bank of America Corp., Senior Notes	5.625%	7/1/20	400,000	449,485
Bank of America Corp., Senior Notes	3.300%	1/11/23	7,130,000	7,189,906
Bank of America Corp., Senior Notes	4.100%	7/24/23	5,570,000	5,859,317
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,500,000	3,671,356
Bank of America Corp., Senior Notes	3.875%	8/1/25	3,660,000	3,793,378
Bank of America Corp., Senior Notes	5.000%	1/21/44	14,040,000	15,495,274
Bank of America Corp., Senior Notes	4.875%	4/1/44	7,480,000	8,150,709
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	6,040,000	6,150,472
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	3,210,000	3,214,870
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	3,000,000	3,044,724
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	3,010,000	3,461,127
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	1,540,000	1,623,510	(a)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	3,580,000	4,548,916	(a)
BNP Paribas SA, Senior Notes	2.375%	9/14/17	2,460,000	2,490,332
BNP Paribas SA, Senior Notes	2.700%	8/20/18	5,920,000	6,051,998
BNP Paribas SA, Subordinated Notes	4.375%	9/28/25	2,000,000	1,998,112	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	5,071,000	5,179,651	(a)
Citigroup Inc., Senior Notes	3.300%	4/27/25	15,960,000	16,000,092
Citigroup Inc., Senior Notes	8.125%	7/15/39	600,000	887,590
Citigroup Inc., Senior Notes	4.650%	7/30/45	14,450,000	15,132,531
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	5,080,000	5,180,137
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	2,065,000	2,064,544
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	3,040,000	3,326,699
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,500,000	1,492,770
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	8,620,000	8,673,823
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	460,000	537,232
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	1,196,000	1,341,182
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	1,190,000	1,442,315

Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,500,000	1,569,455
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	160,000	175,686	(a)
Compass Bank, Subordinated Notes	3.875%	4/10/25	2,000,000	1,875,824
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	4,838,000	5,805,116	(a)(b)(c)
Cooperatieve Rabobank U.A., Senior Notes	3.375%	5/21/25	14,740,000	15,136,550
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	3,930,000	4,148,508
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	4,400,000	4,530,236

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	$1,210,000	$1,409,714
Cooperatieve Rabobank U.A., Subordinated Notes	5.250%	8/4/45	2,120,000	2,292,699
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	7,210,000	7,950,467	(a)(b)(c)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	440,000	475,786	(a)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	8,700,000	8,878,289
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	4,760,000	4,920,955
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	2,140,000	2,162,220
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	5,100,000	5,038,142
HSBC Holdings PLC, Subordinated Notes	5.250%	3/14/44	4,300,000	4,361,167
ING Bank NV, Subordinated Notes	5.800%	9/25/23	4,090,000	4,456,824	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	11,680,000	10,937,654	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	9,000,000	8,641,800	(b)(c)
JPMorgan Chase & Co., Senior Notes	3.150%	7/5/16	2,041,000	2,053,842
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	6,779,000	7,338,118
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	600,000	655,625
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	4,685,000	4,931,005
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	2,550,000	2,560,557
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	7,050,000	7,318,245
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	4,460,000	4,707,387
Lloyds Bank PLC, Subordinated Notes	6.500%	9/14/20	100,000	112,855	(a)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	5,270,000	5,708,417	(a)
Royal Bank of Canada, Senior Secured Bonds	1.875%	2/5/20	7,660,000	7,696,607
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes	7.640%	9/30/17	500,000	485,625	(b)(c)
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	3,800,000	4,263,437
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	3,230,000	3,105,290
Royal Bank of Scotland NV, Subordinated Notes	4.650%	6/4/18	5,045,000	5,188,818
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	810,000	760,469	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	8,880,000	7,994,948	(a)
UBS Group Funding Jersey Ltd., Senior Notes	4.125%	9/24/25	3,560,000	3,565,077	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	5/2/16	31,290,000	30,898,875	(b)(c)
Wachovia Corp., Senior Notes	5.750%	6/15/17	9,770,000	10,281,225
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	2,300,000	2,455,940	(b)(c)
Wells Fargo & Co., Senior Notes	3.676%	6/15/16	1,110,000	1,116,944
Wells Fargo & Co., Senior Notes	1.500%	1/16/18	1,610,000	1,619,454
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	600,000	665,713
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	2,020,000	2,071,550
Wells Fargo & Co., Subordinated Notes	4.125%	8/15/23	150,000	160,016
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	11,095,000	11,772,283
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	480,000	542,548
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,700,000	1,970,019
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	890,000	914,883
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	4,990,000	5,355,977
Wells Fargo Bank NA, Subordinated Notes	6.000%	11/15/17	880,000	943,985
Wells Fargo Capital X, Junior Subordinated Bonds	5.950%	12/15/36	8,000	8,142

Total Banks				378,494,897

Capital Markets - 1.3%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	730,000	780,976
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,900,000	3,715,471
Credit Suisse NY, Senior Notes	3.625%	9/9/24	2,970,000	3,011,357
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	5/2/16	373,000	266,882	(b)(c)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	2,820,000	2,947,518
Goldman Sachs Group Inc., Senior Notes	2.900%	7/19/18	3,650,000	3,735,231
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	5,640,000	6,258,330
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	380,000	433,235
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	910,000	1,024,319

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	$320,000	$369,190
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,130,000	1,184,826
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	1,510,000	1,560,229
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	6,120,000	7,609,222
Goldman Sachs Group Inc., Subordinated Notes	5.625%	1/15/17	7,725,000	7,969,589
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	2,840,000	2,887,675
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,000,000	1,194,436
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	10,510,000	10,676,930
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	370,000	378,097	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	5/2/16	1,430,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	13,380,000	0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	31,220,000	0	*(d)(e)(f)(g)
Morgan Stanley, Medium-Term Notes	1.070%	10/18/16	3,100,000	3,098,038	(b)
Morgan Stanley, Senior Notes	4.750%	3/22/17	560,000	578,378
Morgan Stanley, Senior Notes	5.950%	12/28/17	1,400,000	1,497,860
Morgan Stanley, Senior Notes	5.500%	7/24/20	2,040,000	2,293,586
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	3,570,000	3,752,234
State Street Corp., Senior Notes	3.300%	12/16/24	1,470,000	1,529,178

Total Capital Markets				68,752,787

Consumer Finance - 0.5%
American Express Co., Senior Notes	2.650%	12/2/22	11,000	10,965
American Express Co., Subordinated Debentures	6.800%	9/1/66	4,250,000	4,260,625	(b)
Capital One Financial Corp., Subordinated Notes	6.150%	9/1/16	2,490,000	2,540,545
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	5,080,000	5,826,831
Navient Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	8,050,000	5,675,250
Toyota Motor Credit Corp., Senior Notes	1.250%	10/5/17	4,970,000	4,978,598

Total Consumer Finance				23,292,814

Diversified Financial Services - 0.5%
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	200,000	222,142
CME Group Inc., Senior Notes	5.300%	9/15/43	1,195,000	1,423,656
GE Capital International Funding Co., Unlimited Co., Senior Notes	2.342%	11/15/20	8,744,000	8,957,704	(a)
GE Capital International Funding Co., Unlimited Co., Senior Notes	4.418%	11/15/35	2,619,000	2,845,263	(a)
ILFC E-Capital Trust II, Bonds	4.490%	12/21/65	4,180,000	3,385,800	(a)(b)
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	5,260,000	5,338,900	(a)
MassMutual Global Funding II, Senior Secured Notes	5.250%	7/31/18	3,640,000	3,912,261	(a)
Nationwide Building Society, Senior Notes	3.900%	7/21/25	1,250,000	1,319,285	(a)

Total Diversified Financial Services				27,405,011

Insurance - 0.5%
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	5,673,000	5,843,190
American International Group Inc., Senior Notes	3.750%	7/10/25	730,000	729,130
Chubb Corp., Senior Notes	5.750%	5/15/18	645,000	709,461
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	1,160,000	1,179,315
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	1,550,000	1,618,191
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	8,147,000	8,415,851
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	2,810,000	3,617,097	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	4,408,000	4,723,388	(a)

Total Insurance				26,835,623

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Real Estate Investment Trusts (REITs) - 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	$1,600,000	$1,623,602	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	4,730,000	4,814,227	(a)

Total Real Estate Investment Trusts (REITs)				6,437,829

Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp., Subordinated Notes	6.250%	5/15/16	8,820,000	8,870,071
Santander Holdings USA Inc., Senior Notes	3.450%	8/27/18	3,160,000	3,213,704

Total Thrifts & Mortgage Finance				12,083,775

TOTAL FINANCIALS				543,302,736

HEALTH CARE - 1.7%
Biotechnology - 0.7%
AbbVie Inc., Senior Notes	1.750%	11/6/17	2,730,000	2,742,634
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	2,670,000	2,802,744
Amgen Inc., Senior Notes	3.875%	11/15/21	2,700,000	2,926,417
Baxalta Inc., Senior Notes	5.250%	6/23/45	560,000	595,160	(a)
Celgene Corp., Senior Notes	3.550%	8/15/22	2,200,000	2,306,649
Celgene Corp., Senior Notes	3.625%	5/15/24	600,000	620,162
Celgene Corp., Senior Notes	3.875%	8/15/25	5,180,000	5,443,849
Celgene Corp., Senior Notes	5.250%	8/15/43	1,150,000	1,284,999
Celgene Corp., Senior Notes	5.000%	8/15/45	3,050,000	3,298,069
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	3,280,000	3,519,230
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	2,160,000	2,295,289
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	1,510,000	1,599,406
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	5,830,000	6,381,471

Total Biotechnology				35,816,079

Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	2,970,000	3,161,877
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	2,010,000	2,171,124
Medtronic Inc., Senior Notes	4.450%	3/15/20	2,460,000	2,733,542
Medtronic Inc., Senior Notes	3.125%	3/15/22	40,000	42,221
Medtronic Inc., Senior Notes	3.500%	3/15/25	5,470,000	5,838,355
Medtronic Inc., Senior Notes	4.625%	3/15/45	3,520,000	3,939,647
Zimmer Biomet Holdings Inc., Senior Notes	4.450%	8/15/45	1,480,000	1,456,635

Total Health Care Equipment & Supplies				19,343,401

Health Care Providers & Services - 0.2%
Anthem Inc., Notes	7.000%	2/15/19	992,000	1,122,130
Anthem Inc., Senior Notes	5.875%	6/15/17	738,000	776,167
Anthem Inc., Senior Notes	3.125%	5/15/22	2,040,000	2,050,785
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	400,000	394,921
Humana Inc., Senior Notes	3.150%	12/1/22	750,000	759,744
Humana Inc., Senior Notes	4.625%	12/1/42	870,000	845,569
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	1,610,000	1,742,524
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	1,140,000	1,228,331
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	650,000	826,467
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,760,000	2,211,850
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	980,000	1,123,757

Total Health Care Providers & Services				13,082,245

Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific Inc., Senior Notes	3.600%	8/15/21	1,190,000	1,231,322

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - 0.4%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	$2,090,000	$2,169,748
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	2,540,000	2,643,487
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	1,490,000	1,535,162
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	840,000	883,432
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	3,050,000	3,194,793
Johnson & Johnson, Senior Notes	3.550%	3/1/36	1,980,000	2,058,802
Johnson & Johnson, Senior Notes	3.700%	3/1/46	3,790,000	3,979,216
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	2,250,000	2,303,287
Pfizer Inc., Senior Notes	6.200%	3/15/19	150,000	170,728
Wyeth LLC, Notes	5.950%	4/1/37	1,510,000	1,940,087

Total Pharmaceuticals				20,878,742

TOTAL HEALTH CARE				90,351,789

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.4%
Boeing Co., Senior Notes	6.000%	3/15/19	250,000	283,858
Boeing Co., Senior Notes	4.875%	2/15/20	4,440,000	4,995,542
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	9,479,000	10,040,744
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	1,190,000	1,280,051
Raytheon Co., Senior Notes	3.125%	10/15/20	1,280,000	1,366,638
United Technologies Corp., Senior Notes	5.400%	5/1/35	20,000	23,949
United Technologies Corp., Senior Notes	4.500%	6/1/42	3,050,000	3,304,654

Total Aerospace & Defense				21,295,436

Air Freight & Logistics - 0.1%
United Parcel Service Inc., Senior Notes	3.125%	1/15/21	4,250,000	4,548,881

Airlines - 0.2%
Air 2 US, Notes	8.027%	10/1/19	1,875,219	1,959,604	(a)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.648%	9/15/17	45,955	47,348
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	340,958	346,925
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.820%	5/1/18	254,082	264,245
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	1,191,384	1,248,332
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Bonds	6.821%	8/10/22	166,333	191,282
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	1,941,821	2,111,731
Southwest Airlines Co., Notes	5.125%	3/1/17	2,640,000	2,728,823
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.750%	1/15/17	51,710	54,305
US Airways, Pass-Through Certificates, Senior Secured Bonds	6.850%	1/30/18	3,284,272	3,399,221

Total Airlines				12,351,816

Building Products - 0.1%
Masco Corp., Senior Notes	6.125%	10/3/16	4,120,000	4,219,910

Commercial Services & Supplies - 0.1%
Waste Management Inc., Senior Notes	4.600%	3/1/21	940,000	1,008,501
Waste Management Inc., Senior Notes	3.500%	5/15/24	1,180,000	1,234,157
Waste Management Inc., Senior Notes	7.375%	5/15/29	340,000	464,034

Total Commercial Services & Supplies				2,706,692

Electrical Equipment - 0.2%
ABB Finance USA Inc., Senior Notes	4.375%	5/8/42	340,000	358,581
Eaton Corp., Senior Notes	1.500%	11/2/17	1,150,000	1,151,170
Eaton Corp., Senior Notes	2.750%	11/2/22	6,830,000	6,833,394
Eaton Corp., Senior Notes	4.150%	11/2/42	4,340,000	4,356,917

Total Electrical Equipment				12,700,062

Industrial Conglomerates - 0.4%
General Electric Co., Senior Notes	4.375%	9/16/20	1,063,000	1,185,619
General Electric Co., Senior Notes	4.625%	1/7/21	1,355,000	1,532,131
General Electric Co., Senior Notes	5.875%	1/14/38	770,000	1,003,234
General Electric Co., Senior Notes	6.875%	1/10/39	8,095,000	11,721,536
General Electric Co., Senior Notes	4.500%	3/11/44	2,894,000	3,230,433
General Electric Co., Subordinated Notes	5.300%	2/11/21	670,000	778,104

Total Industrial Conglomerates				19,451,057

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Machinery - 0.0%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	$1,530,000	$1,561,939
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	780,000	778,111

Total Machinery				2,340,050

Road & Rail - 0.1%
Burlington Northern Santa Fe LLC, Senior Notes	3.850%	9/1/23	4,355,000	4,766,356

Trading Companies & Distributors - 0.1%
Aviation Capital Group Corp., Senior Notes	6.750%	4/6/21	3,950,000	4,443,750	(a)

TOTAL INDUSTRIALS				88,824,010

INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.0%
Harris Corp., Senior Notes	5.054%	4/27/45	1,600,000	1,704,749

IT Services - 0.3%
MasterCard Inc., Senior Notes	3.375%	4/1/24	3,100,000	3,315,159
Visa Inc., Senior Notes	2.200%	12/14/20	1,820,000	1,865,214
Visa Inc., Senior Notes	3.150%	12/14/25	9,210,000	9,614,089
Visa Inc., Senior Notes	4.300%	12/14/45	3,420,000	3,741,507

Total IT Services				18,535,969

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp., Senior Notes	3.700%	7/29/25	950,000	1,040,560
Intel Corp., Senior Notes	4.900%	7/29/45	1,230,000	1,379,530
KLA-Tencor Corp., Senior Notes	4.125%	11/1/21	5,875,000	6,134,358

Total Semiconductors & Semiconductor Equipment				8,554,448

Software - 0.1%
Oracle Corp., Senior Notes	1.200%	10/15/17	4,460,000	4,486,038

TOTAL INFORMATION TECHNOLOGY				33,281,204

MATERIALS - 1.2%
Chemicals - 0.1%
Ecolab Inc., Senior Notes	4.350%	12/8/21	750,000	828,008
OCP SA, Senior Notes	4.500%	10/22/25	4,690,000	4,494,192	(a)
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	690,000	743,342
PPG Industries Inc., Senior Notes	6.650%	3/15/18	55,000	59,843

Total Chemicals				6,125,385

Metals & Mining - 1.1%
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	91,000	99,389
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	2,787,000	2,714,231
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	3,840,000	3,925,655
BHP Billiton Finance USA Ltd., Senior Notes	6.500%	4/1/19	550,000	618,778
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	7,180,000	7,384,989
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	2,080,000	2,115,996
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	5,950,000	5,950,000	(a)(b)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	4,780,000	3,381,850
Glencore Finance Canada Ltd., Senior Bonds	5.800%	11/15/16	600,000	607,441	(a)
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	3,930,000	3,851,400	(a)
Glencore Funding LLC, Senior Notes	2.500%	1/15/19	1,050,000	960,750	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	8,810,000	7,840,900	(a)
Rio Tinto Finance USA Ltd., Senior Notes	3.500%	11/2/20	3,673,000	3,801,650
Southern Copper Corp., Senior Notes	5.250%	11/8/42	7,470,000	6,135,477
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	7,104,000	5,610,029

Total Metals & Mining				54,998,535

Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	2,220,000	2,350,687

TOTAL MATERIALS				63,474,607

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.8%
AT&T Inc., Global Notes	5.800%	2/15/19	$3,000,000	$3,340,524
AT&T Inc., Senior Notes	4.450%	5/15/21	740,000	808,400
AT&T Inc., Senior Notes	3.400%	5/15/25	17,130,000	17,170,136
AT&T Inc., Senior Notes	5.550%	8/15/41	3,020,000	3,241,647
AT&T Inc., Senior Notes	4.350%	6/15/45	1,790,000	1,639,812
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	5,620,000	5,708,509	(a)
CenturyLink Inc., Senior Notes	6.000%	4/1/17	4,120,000	4,233,300
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	480,000	536,863
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	1,020,000	1,128,710
Verizon Communications Inc., Senior Notes	2.500%	9/15/16	2,160,000	2,176,634
Verizon Communications Inc., Senior Notes	4.500%	9/15/20	670,000	739,695
Verizon Communications Inc., Senior Notes	2.450%	11/1/22	3,120,000	3,100,893
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,960,000	2,262,257
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	8,070,000	8,467,125
Verizon Communications Inc., Senior Notes	6.400%	9/15/33	3,568,000	4,388,636
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	28,626,000	37,706,940

Total Diversified Telecommunication Services				96,650,081

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	2,910,000	3,097,130
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	2,080,000	2,301,460
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	5,062,000	5,195,566

Total Wireless Telecommunication Services				10,594,156

TOTAL TELECOMMUNICATION SERVICES				107,244,237

UTILITIES - 0.8%
Electric Utilities - 0.7%
Berkshire Hathaway Energy Co., Senior Bonds	6.500%	9/15/37	630,000	821,527
Duke Energy Corp., Senior Notes	3.550%	9/15/21	870,000	911,692
Exelon Corp., Bonds	5.625%	6/15/35	515,000	580,904
FirstEnergy Corp., Notes	7.375%	11/15/31	7,665,000	9,309,656
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	1,270,000	1,282,097
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	4,270,000	4,444,950
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	2,270,000	2,593,475	(h)
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	7,320,000	9,334,003
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	260,000	301,471
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	4,720,000	5,865,619
Progress Energy Inc., Senior Notes	3.150%	4/1/22	1,220,000	1,236,402

Total Electric Utilities				36,681,796

Gas Utilities - 0.1%
Southern Natural Gas Co., LLC, Senior Notes	5.900%	4/1/17	30,000	30,940	(a)
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	4,850,000	5,126,076

Total Gas Utilities				5,157,016

TOTAL UTILITIES				41,838,812

TOTAL CORPORATE BONDS & NOTES (Cost - $1,475,047,368)				1,467,649,162

ASSET-BACKED SECURITIES - 7.1%
321 Henderson Receivables LLC, 2014-1A A	3.960%	3/15/63	1,224,394	1,239,983	(a)
321 Henderson Receivables LLC, 2014-3A A	3.500%	6/15/77	4,526,695	4,501,498	(a)
Airspeed Ltd., 2007-1A G1W	0.706%	4/15/24	10,331,594	8,265,275	(a)(b)
ALM Loan Funding, 2015-12A A1	2.170%	4/16/27	7,500,000	7,441,252	(a)(b)
Amortizing Residential Collateral Trust, 2005-BC5 M1	1.468%	7/25/32	846,559	795,512	(b)
Apidos CLO, 2013-16A B	3.420%	1/19/25	4,550,000	4,290,545	(a)(b)
Apidos CLO, 2014-18A A1	2.033%	7/22/26	3,000,000	2,973,009	(a)(b)
Apollo Credit Funding Ltd., 2004A A2	2.372%	4/15/27	3,750,000	3,622,556	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Argent Securities Inc., 2006-W4 A2B	0.543%	5/25/36	$122,061	$38,650	(b)
Arrowpoint CLO Ltd., 2014-2A A1L	2.132%	3/12/26	7,900,000	7,787,378	(a)(b)
Atrium CDO Corp., 2009-A A	1.936%	2/28/24	1,250,000	1,239,147	(a)(b)
Bayview Financial Acquisition Trust, 2005-B M1	0.881%	4/28/39	199,880	198,858	(b)
Bear Stearns Asset-Backed Securities Trust, 2004-HE10 M1	1.411%	12/25/34	5,980,077	5,565,871	(b)
Bear Stearns Asset-Backed Securities Trust, 2004-SD3 A3	1.003%	9/25/34	45,772	44,964	(b)
BlueMountain CLO Ltd., 2012-2A A1	2.038%	11/20/24	3,500,000	3,496,507	(a)(b)
Brazos Student Finance Corp., 2009-1 AS	3.130%	12/27/39	5,900,000	6,206,979	(b)
Carlyle Global Market Strategies, 2013-4A A1	2.092%	10/15/25	1,000,000	994,556	(a)(b)
Carlyle Global Market Strategies, 2013-4A C	3.422%	10/15/25	1,000,000	959,622	(a)(b)
Carlyle Global Market Strategies, 2015-1A A	2.154%	4/20/27	3,250,000	3,229,856	(a)(b)
CDC Mortgage Capital Trust, 2002-HE1 A	1.053%	1/25/33	204,497	186,093	(b)
Cent CLO LP, 2013-17A A1	1.916%	1/30/25	1,250,000	1,238,830	(a)(b)
Cent CLO LP, 2013-19A A1A	1.948%	10/29/25	3,000,000	2,967,594	(a)(b)
CIFC Funding Ltd., 2014-1A B1	2.620%	4/18/25	5,250,000	5,094,878	(a)(b)
CIFC Funding Ltd., 2014-2A A1L	2.105%	5/24/26	4,250,000	4,214,117	(a)(b)
Commonbond Student Loan Trust, 2015-A A1	3.200%	6/25/32	2,690,259	2,686,066	(a)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	10,520,000	10,151,800	(a)(f)
Conseco Financial Corp., 1996-5 B1	8.100%	7/15/26	12,228	119	(b)
Countrywide Asset-Backed Certificates, 2003-BC3 A2	1.053%	9/25/33	345,395	317,210	(b)
Countrywide Asset-Backed Certificates, 2006-SD4 A1	0.773%	12/25/36	563,144	376,838	(a)(b)
Credit-Based Asset Servicing and Securitization LLC, 1999-3 A	4.172%	2/3/29	16,483	16,427	(a)(b)
Credit-Based Asset Servicing and Securitization LLC, 2006-MH1 M1	5.414%	10/25/36	3,499,626	3,645,695	(a)
DRB Prime Student Loan Trust, 2015-D A2	3.200%	1/25/40	19,772,662	19,600,143	(a)
FBR Securitization Trust, 2005-5 M1	1.126%	11/25/35	10,261,000	8,925,122	(b)
Flatiron CLO Ltd., 2013-1A B	3.370%	1/17/26	1,000,000	926,730	(a)(b)
Galaxy CLO Ltd., 2015-19A A1A	2.169%	1/24/27	4,750,000	4,719,913	(a)(b)
Greenpoint Manufactured Housing, 2001-2 IA2	3.929%	2/20/32	625,000	567,339	(b)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.931%	3/13/32	1,375,000	1,231,994	(b)
GSAA Home Equity Trust, 2005-6 A3	0.803%	6/25/35	4,794,924	4,545,313	(b)
GSAA Home Equity Trust, 2005-9 2A4	0.614%	8/25/35	6,500,000	5,614,872	(b)
Hertz Vehicle Financing LLC, 2015-1A A	2.730%	3/25/21	3,900,000	3,904,235	(a)
Hertz Vehicle Financing LLC, 2015-1A B	3.520%	3/25/21	13,200,000	13,068,000	(a)
HSI Asset Securitization Corp. Trust, 2006-OPT3 3A3	0.613%	2/25/36	2,087,091	1,977,874	(b)
JPMorgan Mortgage Acquisition Corp., 2006-FRE1 A3	0.623%	5/25/35	171,094	167,892	(b)
Long Beach Mortgage Loan Trust, 2000-1 AV1	0.952%	1/21/31	93,928	87,088	(b)
Long Beach Mortgage Loan Trust, 2001-1 A1	0.872%	4/21/31	7,118,216	6,647,907	(b)
Long Beach Mortgage Loan Trust, 2004-6 A3	1.733%	11/25/34	2,302,216	2,271,604	(b)
Long Beach Mortgage Loan Trust, 2005-2 M4	1.363%	4/25/35	14,160,404	13,743,410	(b)
Magnetite CLO Ltd., 2012-6A CR	3.234%	9/15/23	6,000,000	5,969,928	(a)(b)
MASTR Asset-Backed Securities Trust, 2007-NCW A1	0.733%	5/25/37	8,655,744	7,039,153	(a)(b)
Morgan Stanley Reremic Trust, 2015-R7 1A	4.250%	2/26/29	11,741,480	11,589,475	(a)(b)
Nelnet Student Loan Trust, 2008-2 A4	2.330%	6/26/34	7,500,000	7,542,991	(b)
Oaktree CLO Ltd., 2014-1A A1	2.118%	2/13/25	2,000,000	1,977,896	(a)(b)
OHA Loan Funding Ltd., 2014-1A A1	2.154%	10/20/26	5,400,000	5,370,408	(a)(b)
OZLM Ltd., 2014-7A A1A	2.040%	7/17/26	3,750,000	3,709,826	(a)(b)
OZLM Ltd., 2014-8A A1A	2.060%	10/17/26	5,000,000	4,945,990	(a)(b)
OZLM Ltd., 2014-8A B	3.620%	10/17/26	1,000,000	947,419	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Panhandle-Plains Higher Education Authority Inc., 2011-1 A3	1.575%	10/1/37	$12,200,000	$11,525,353	(b)
PPT Home Loan Trust, 2004-1 A	5.690%	8/25/35	4,533,743	4,642,496	(a)
Provident Bank Home Equity Loan Trust, 1999-3 A3	1.213%	1/25/31	267,274	181,007	(b)
RAAC Series, 2007-RP2 A	0.786%	2/25/46	214,868	198,115	(a)(b)
Residential Asset Mortgage Products Inc., 2003-RS2 AII	1.113%	3/25/33	60,865	53,529	(b)
Residential Asset Securities Corp., 2001-KS2 AII	0.893%	6/25/31	131,318	120,754	(b)
Saranac CLO Ltd., 2014-2A B	2.668%	2/20/25	750,000	713,221	(a)(b)
Saratoga Investment Corp. CLO Ltd., 2013-1A A1	1.924%	10/20/23	5,500,000	5,458,585	(a)(b)
Saxon Asset Securities Trust, 2005-1 M1	1.126%	5/25/35	3,556,425	3,367,617	(b)
Shackleton CLO Ltd., 2013-4A B1	2.622%	1/13/25	5,800,000	5,611,454	(a)(b)
SLM Student Loan Trust, 2004-3 A5	0.789%	7/25/23	6,078,114	5,895,840	(b)
SLM Student Loan Trust, 2007-2 A3	0.659%	1/25/19	12,377,415	12,248,714	(b)
SLM Student Loan Trust, 2007-2 A4	0.679%	7/25/22	14,580,000	13,372,426	(b)
SLM Student Loan Trust, 2007-3 A3	0.659%	4/25/19	6,049,720	5,967,381	(b)
SLM Student Loan Trust, 2007-7 B	1.369%	10/25/28	4,150,000	3,297,303	(b)
SLM Student Loan Trust, 2008-5 A4	2.319%	7/25/23	10,430,000	10,469,447	(b)
SLM Student Loan Trust, 2011-A A3	2.936%	1/15/43	3,125,000	3,152,314	(a)(b)
SLM Student Loan Trust, 2012-3 A	1.083%	12/26/25	12,903,378	12,396,485	(b)
SLM Student Loan Trust, 2013-M1 M1	3.500%	10/28/29	1,798,452	1,767,043	(a)
Small Business Administration, 2015-10A 1	2.517%	3/10/25	1,268,024	1,297,602
Small Business Administration Participation Certificates, 2013-20L 1	3.380%	12/1/33	2,732,807	2,900,148
Small Business Administration Participation Certificates, 2015-20A 1	2.520%	1/1/35	3,509,570	3,579,287
Small Business Administration Participation Certificates, 2015-20D 1	2.510%	4/1/35	1,273,550	1,297,004
Solarcity LMC Series LLC, 2016-A A	4.800%	9/20/48	10,000,000	9,963,730	(a)
Structured Asset Investment Loan Trust, 2004-1 A3	1.233%	2/25/34	8,521,065	8,033,749	(b)
Structured Asset Securities Corp., 2004-6XS A5B	5.550%	3/25/34	990,431	1,002,072
Symphony CLO Ltd., 2014-14A A1	1.994%	7/14/26	1,500,000	1,483,089	(a)(b)
Venture CDO Ltd., 2013-15A B1	2.672%	7/15/25	1,500,000	1,462,905	(a)(b)
Venture CDO Ltd., 2014-16A A1L	2.122%	4/15/26	8,260,000	8,177,441	(a)(b)
Voya CLO Ltd., 2014-2A A1	2.070%	7/17/26	2,365,000	2,347,591	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $374,827,241)				372,863,909

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.9%
American Home Mortgage Assets, 2006-4 1A12	0.643%	10/25/46	1,104,371	686,465	(b)
American Home Mortgage Investment Trust, 2004-4 1A1	1.113%	2/25/45	2,514,386	2,343,611	(b)
APS Resecuritization Trust, 2015-3 1A	1.001%	10/27/46	24,280,961	22,840,315	(a)(b)
BAMLL Commercial Mortgage Securities Trust, 2015-200P A	3.218%	4/14/33	290,000	299,247	(a)
Banc of America Funding Corp., 2005-E 8A1	2.085%	6/20/35	94,108	58,152	(b)
Banc of America Funding Corp., 2006-H 1A1	2.703%	9/20/46	416,026	339,546	(b)
Banc of America Funding Corp., 2015-R3 3A1	1.082%	4/29/47	10,677,647	10,104,396	(a)(b)
Banc of America Funding Corp., 2015-R3 9A1	0.586%	2/27/37	18,148,516	16,887,847	(a)(b)
Banc of America Mortgage Securities Inc., 2004-K 4A1	2.849%	12/25/34	73,637	71,416	(b)
Banc of America Mortgage Securities Inc., 2005-A 4A1	3.276%	2/25/35	13,556	13,239	(b)
Bear Stearns Adjustable Rate Mortgage Trust, 2004-9 24A1	3.211%	11/25/34	2,538,994	2,463,158	(b)
Bear Stearns Mortgage Funding Trust, 2007-AR5 1A1A	0.603%	6/25/47	4,259,167	3,202,225	(b)
CD Commercial Mortgage Trust, 2006-CD2 AM	5.395%	1/15/46	119,288	119,144	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
CG-CCRE Commercial Mortgage Trust, 2014-FL1 A	1.386%	6/15/31	$3,113,234	$3,106,829	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-388G A	1.186%	6/15/33	4,870,000	4,767,369	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	1,980,000	2,124,052
Citigroup Commercial Mortgage Trust, 2015-GC33 D	3.172%	9/10/58	5,451,000	3,576,257
Commercial Mortgage Pass-Through Certificates, 2012-CR3 A3	2.822%	10/15/45	280,000	288,544
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	1,010,000	1,096,781
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	440,000	478,067	(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.084%	10/10/46	210,000	216,004	(b)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	441,000	463,585	(a)
Commercial Mortgage Trust, 2013-300P B	4.394%	8/10/30	4,530,000	4,877,043	(a)(b)
Commercial Mortgage Trust, 2013-CR13 XA, IO	1.141%	12/10/23	30,767,533	1,436,176	(b)
Commercial Mortgage Trust, 2014-277P A	3.611%	8/10/49	4,180,000	4,457,099	(a)(b)
Commercial Mortgage Trust, 2014-SAVA D	3.537%	6/15/34	4,600,000	4,289,418	(a)(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.408%	3/10/47	22,320,321	1,598,651	(b)
Commercial Mortgage Trust, 2015-LC21 D	4.313%	7/10/48	11,710,000	8,648,268	(b)
Connecticut Avenue Securities, 2014-C03 1M1	1.633%	7/25/24	3,119,715	3,109,940	(b)
Core Industrial Trust, 2015-TEXW D	3.849%	2/10/34	4,480,000	4,398,675	(a)(b)
Countrywide Alternative Loan Trust, 2005-17 1A1	0.693%	7/25/35	4,331,136	3,397,299	(b)
Countrywide Alternative Loan Trust, 2006-0A08 1A1	0.623%	7/25/46	1,383,995	1,117,499	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	0.733%	5/25/35	4,498,233	3,816,692	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 2A1	0.653%	5/25/35	2,172,095	1,541,734	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-11 3A3	2.390%	4/25/35	73,283	53,740	(b)
Credit Suisse Mortgage Trust, 2007-C2 AM	5.587%	1/15/49	1,349,000	1,380,634	(b)
Credit Suisse Mortgage Trust, 2015-02R 7A3	2.670%	8/27/36	14,815,364	14,047,766	(a)(b)
Credit Suisse Mortgage Trust, 2015-03R 4A1	0.677%	12/29/35	23,554,565	22,035,545	(a)(b)
Credit Suisse Mortgage Trust, 2015-12R 2A1	0.933%	11/30/37	23,516,000	20,476,635	(a)(b)
Credit Suisse Mortgage Trust, 2015-GLPA A	3.881%	11/15/37	3,210,000	3,439,960	(a)
Deutsche Mortgage Securities Inc., 2004-4 7AR2	0.883%	6/25/34	467,732	424,079	(b)
Deutsche Mortgage Securities Inc., 2006-PR1 4AF1	0.726%	4/15/36	11,876,295	10,896,501	(a)(b)
Downey Savings and Loan Association Mortgage Loan Trust, 2005-AR6 2A1A	0.722%	10/19/45	1,646,205	1,378,238	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 001 Z	9.300%	4/15/19	3,538	3,680
Federal Home Loan Mortgage Corp. (FHLMC), 2957 ZA, PAC	5.000%	3/15/35	7,955,977	8,866,900
Federal Home Loan Mortgage Corp. (FHLMC), 3242 SC, IO	5.854%	11/15/36	1,092,641	195,553	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3281 AI, IO	5.994%	2/15/37	2,529,682	511,661	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3368 AI, IO	5.594%	9/15/37	1,962,717	359,024	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3621 SB, IO	5.794%	1/15/40	660,842	116,308	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3639 EY	5.000%	2/15/30	2,868,127	3,139,079

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 3806 CZ	5.500%	7/15/34	$9,228,916	$10,436,006
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.514%	10/15/41	2,773,342	462,756	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4054 SA, IO	5.614%	8/15/39	1,964,713	339,364	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4076 SW, IO	5.614%	7/15/42	429,361	106,587	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	3,868,841	388,052
Federal Home Loan Mortgage Corp. (FHLMC), 4097 ST, IO	5.614%	8/15/42	831,538	130,089	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4099 ST, IO	5.564%	8/15/42	3,201,311	642,635	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4119 IN, IO	3.500%	10/15/32	2,067,279	261,100
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SE, IO	5.714%	11/15/42	630,247	131,757	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SJ, IO	5.714%	11/15/42	669,766	130,789	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SQ, IO	5.714%	11/15/42	938,240	198,483	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4174 SA, IO	5.764%	5/15/39	1,911,793	302,521	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4194 BI, IO, PAC	3.500%	4/15/43	15,584,320	2,007,750
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	5.814%	9/15/42	1,814,605	346,037	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4239 IO, IO	3.500%	6/15/27	4,794,217	549,893
Federal Home Loan Mortgage Corp. (FHLMC), 4298 PI, IO, PAC	4.000%	4/15/43	3,886,437	475,340
Federal Home Loan Mortgage Corp. (FHLMC), 4310 SA, IO	5.514%	2/15/44	3,837,941	750,242	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4335 SW, IO	5.564%	5/15/44	1,492,240	299,135	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4415 IO, IO	1.735%	4/15/41	3,774,906	273,225	(b)
Federal Home Loan Mortgage Corp. (FHLMC), PO	0.000%	7/15/22	1,022	999
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	4,953,128	5,633,746
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 170 B, IO	10.000%	3/1/21	4,762	482
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	1,158,166	126,520
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.162%	4/25/20	21,281,573	720,100	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K015 X1, IO	1.627%	7/25/21	6,003,226	421,673	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 A1	2.061%	10/25/20	3,190,287	3,242,265
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 X1, IO	1.550%	10/25/21	2,034,984	141,168	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K027 A2	2.637%	1/25/23	3,490,000	3,633,119

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K036 X1, IO	0.794%	10/25/23	$81,576,167	$3,771,984	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.337%	6/25/21	13,610,057	728,495	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KJ03 A2	2.328%	6/25/21	3,701,000	3,804,937
Federal National Mortgage Association (FNMA), 2006-115 EI, IO	6.207%	12/25/36	2,333,665	490,006	(b)
Federal National Mortgage Association (FNMA), 2010-027 AS, IO	6.047%	4/25/40	1,573,788	289,662	(b)
Federal National Mortgage Association (FNMA), 2010-123 PM, PAC	4.000%	7/25/40	6,500,000	7,148,964
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	1,349,689	1,590,204
Federal National Mortgage Association (FNMA), 2011-099 KS, IO	6.267%	10/25/26	876,730	145,945	(b)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	651,210	727,403
Federal National Mortgage Association (FNMA), 2012-046 BA	6.000%	5/25/42	2,422,947	2,766,667
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	1,013,463	1,183,782
Federal National Mortgage Association (FNMA), 2012-070 HS, IO	5.567%	7/25/42	3,481,267	738,755	(b)
Federal National Mortgage Association (FNMA), 2012-070 YS, IO	6.217%	2/25/41	1,039,219	150,040	(b)
Federal National Mortgage Association (FNMA), 2012-074 AI, IO	3.000%	7/25/27	3,869,570	412,110
Federal National Mortgage Association (FNMA), 2012-074 OA, PO	0.000%	3/25/42	196,039	179,503
Federal National Mortgage Association (FNMA), 2012-074 SA, IO	6.217%	3/25/42	2,891,573	524,736	(b)
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	147,029	134,627
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.167%	7/25/42	946,834	184,101	(b)
Federal National Mortgage Association (FNMA), 2012-093 IB, IO	3.000%	9/25/27	2,904,404	298,163
Federal National Mortgage Association (FNMA), 2012-093 SG, IO	5.667%	9/25/42	1,335,068	254,063	(b)
Federal National Mortgage Association (FNMA), 2012-124 SE, IO	5.717%	11/25/42	1,643,486	335,077	(b)
Federal National Mortgage Association (FNMA), 2012-128 SL, IO	5.717%	11/25/42	1,293,514	272,914	(b)
Federal National Mortgage Association (FNMA), 2012-128 SQ, IO	5.717%	11/25/42	2,647,003	617,636	(b)
Federal National Mortgage Association (FNMA), 2012-133 CS, IO	5.717%	12/25/42	2,247,811	427,646	(b)
Federal National Mortgage Association (FNMA), 2012-133 SA, IO	5.717%	12/25/42	662,620	134,188	(b)
Federal National Mortgage Association (FNMA), 2012-134 MS, IO	5.717%	12/25/42	1,725,437	405,956	(b)
Federal National Mortgage Association (FNMA), 2012-139 DI, IO	3.000%	12/25/27	3,286,124	310,291
Federal National Mortgage Association (FNMA), 2012-M13 X2, IO	0.755%	5/25/22	14,371,269	525,980	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA), 2012-M14 X1, IO	4.213%	2/25/17	$45,405,935	$635,547	(b)
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	4,447,826	5,134,694
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	10,486,112	11,719,335
Federal National Mortgage Association (FNMA), 2013-014 IG, IO	4.000%	3/25/43	4,823,978	439,137
Federal National Mortgage Association (FNMA), 2013-026 HI, IO	3.000%	4/25/32	4,051,580	378,045
Federal National Mortgage Association (FNMA), 2013-029 QI, IO	4.000%	4/25/43	7,769,313	718,392
Federal National Mortgage Association (FNMA), 2013-126 CS, IO	5.717%	9/25/41	5,526,877	823,258	(b)
Federal National Mortgage Association (FNMA), 2013-M1 X2, IO	0.621%	8/25/22	98,615,841	2,994,934	(b)
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.780%	8/25/44	19,970,603	1,402,282	(b)
Federal National Mortgage Association (FNMA), 2014-M3 X2, IO	0.123%	1/25/24	136,086,969	963,822	(b)
Federal National Mortgage Association (FNMA), 2015-37 ST, IO	5.187%	6/25/45	8,883,584	1,604,544	(b)
Federal National Mortgage Association (FNMA), 2015-56 AS, IO	5.717%	8/25/45	2,103,223	558,491	(b)
Federal National Mortgage Association (FNMA), 2015-60 SA, IO	5.717%	8/25/45	3,239,995	721,632	(b)
Federal National Mortgage Association (FNMA), 2015-M4 X2, IO	0.575%	7/25/22	125,475,502	3,555,060	(b)
Federal National Mortgage Association (FNMA), 2015-M7 X2, IO	0.528%	12/25/24	94,055,065	3,554,332	(b)
Federal National Mortgage Association (FNMA), IO	1,009.500%	2/25/20	1	11
Federal National Mortgage Association (FNMA), IO, PAC	1,009.250%	8/25/21	57	938
Federal National Mortgage Association (FNMA), PO, PAC	0.000%	5/25/22	3,380	3,253
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	996,713	199,841
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	318,393	53,887
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	157,571	26,001	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	153,798	24,979	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	212,630	35,713
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	1,140,200	264,238
Federal National Mortgage Association (FNMA) STRIPS, 409 C01, IO	3.000%	11/25/26	4,595,944	401,410
Federal National Mortgage Association (FNMA) STRIPS, 409 C02, IO	3.000%	4/25/27	5,367,444	492,158
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	3,843,331	621,154
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	3,886,254	678,574
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	2,715,660	501,270
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	2,138,250	381,492

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA) STRIPS, IO	9.500%	2/25/17	$270	$6
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	56,459,299	542,563	(a)
FREMF Mortgage Trust, 2014-K36 C	4.363%	12/25/46	1,740,000	1,580,202	(a)(b)
FREMF Mortgage Trust, 2014-K503 C	3.009%	10/25/47	840,000	845,124	(a)(b)
FREMF Mortgage Trust, 2014-K714 C	3.849%	1/25/47	860,000	834,548	(a)(b)
FREMF Mortgage Trust, 2015-K44 B	3.685%	1/25/48	3,730,000	3,259,193	(a)(b)
GE Business Loan Trust, 2007-1A A	0.606%	4/16/35	2,862,339	2,627,841	(a)(b)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AM	5.290%	11/10/45	2,500,703	2,498,188	(b)
Government National Mortgage Association (GNMA), 2009-106 PD, PAC	4.500%	4/20/38	3,000,000	3,251,480
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	6.068%	3/20/39	623,663	53,596	(b)
Government National Mortgage Association (GNMA), 2010-042 BS, IO	6.048%	4/20/40	371,726	58,787	(b)
Government National Mortgage Association (GNMA), 2010-042 PC, PAC	5.000%	7/20/39	5,000,000	5,747,216
Government National Mortgage Association (GNMA), 2010-059 LB, PAC-1	4.500%	10/20/39	2,900,000	3,113,259
Government National Mortgage Association (GNMA), 2010-059 PB, PAC	4.500%	7/20/39	6,064,845	6,452,115
Government National Mortgage Association (GNMA), 2010-076 CS, IO	6.118%	6/20/40	4,416,961	952,598	(b)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.218%	1/20/40	789,999	100,679	(b)
Government National Mortgage Association (GNMA), 2010-086 PB, PAC	4.500%	10/20/39	17,505,000	18,931,738
Government National Mortgage Association (GNMA), 2010-101 NI, IO, PAC	5.000%	11/20/36	440,330	6,096
Government National Mortgage Association (GNMA), 2010-H03 FA	0.989%	3/20/60	3,177,951	3,154,075	(b)
Government National Mortgage Association (GNMA), 2010-H10 FC	1.439%	5/20/60	1,606,279	1,618,318	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.775%	8/20/58	1,098,817	1,087,451	(b)
Government National Mortgage Association (GNMA), 2010-H27 FA	0.805%	12/20/60	1,582,701	1,563,133	(b)
Government National Mortgage Association (GNMA), 2010-H28 FE	0.825%	12/20/60	3,699,594	3,660,913	(b)
Government National Mortgage Association (GNMA), 2011-135 D	5.000%	4/16/40	4,578,040	5,026,371
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.837%	9/16/46	70,264,289	2,630,302	(b)
Government National Mortgage Association (GNMA), 2011-H03 FA	0.925%	1/20/61	2,162,731	2,141,221	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB	0.925%	12/20/60	2,487,710	2,461,959	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA	0.875%	2/20/61	2,146,744	2,120,816	(b)
Government National Mortgage Association (GNMA), 2011-H08 FG	0.905%	3/20/61	4,381,870	4,347,829	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.925%	3/20/61	3,120,002	3,088,519	(b)

Government National Mortgage Association (GNMA), 2012-027 IO, IO	1.155%	4/16/53	25,837,207	1,389,817	(b)
Government National Mortgage Association (GNMA), 2012-034 SA, IO	5.618%	3/20/42	4,583,088	987,634	(b)
Government National Mortgage Association (GNMA), 2012-044 A	2.170%	4/16/41	3,014,002	3,034,347

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2012-044 IO, IO	0.687%	3/16/49	$17,857,615	$694,995	(b)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	3,528,638	320,354
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	712,424	53,423
Government National Mortgage Association (GNMA), 2012-098 SA, IO	5.659%	8/16/42	2,284,766	366,181	(b)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.364%	2/16/53	18,306,708	663,481	(b)
Government National Mortgage Association (GNMA), 2012-124 AS, IO	5.759%	10/16/42	2,138,503	415,042	(b)
Government National Mortgage Association (GNMA), 2013-002 IO, IO	0.547%	5/16/54	22,115,522	794,551	(b)
Government National Mortgage Association (GNMA), 2013-063 IO, IO	0.769%	9/16/51	60,456,829	3,528,448	(b)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.070%	9/16/44	21,738,997	1,373,742	(b)
Government National Mortgage Association (GNMA), 2013-163, IO	1.173%	2/16/46	27,763,134	1,896,361	(b)
Government National Mortgage Association (GNMA), 2013-178 IO, IO	0.918%	6/16/55	15,139,781	839,137	(b)
Government National Mortgage Association (GNMA), 2013-188 CI, IO	3.500%	3/20/39	11,237,885	819,296
Government National Mortgage Association (GNMA), 2014-005 SP, IO, PAC	5.709%	6/16/43	2,959,534	384,497	(b)
Government National Mortgage Association (GNMA), 2014-047 IA, IO	1.191%	2/16/48	10,401,692	656,411	(b)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	0.951%	9/16/55	19,940,572	1,264,196	(b)
Government National Mortgage Association (GNMA), 2014-089 IO, IO	0.929%	1/16/57	13,758,641	1,118,813	(b)
Government National Mortgage Association (GNMA), 2014-118 HS, IO	5.768%	8/20/44	16,254,220	3,906,055	(b)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	5,825,582	607,523
Government National Mortgage Association (GNMA), 2014-175 AB	2.600%	6/16/47	2,480,170	2,527,484
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.867%	8/16/54	51,368,890	3,407,144	(b)
Government National Mortgage Association (GNMA), 2015-073 IO, IO	0.894%	11/16/55	32,705,631	2,243,214	(b)
Government National Mortgage Association (GNMA), 2015-085 AB	2.800%	2/16/47	10,548,832	10,837,452	(b)
Government National Mortgage Association (GNMA), 2015-101 VM	2.532%	2/16/39	4,283,508	4,434,814	(b)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	6,091,877	1,317,487
Government National Mortgage Association (GNMA), 2016-36 IO	0.935%	8/16/57	64,300,000	5,169,720	(b)
Greenpoint Mortgage Funding Trust, 2005-AR1 A2	0.873%	6/25/45	3,148,086	2,726,222	(b)
Greenpoint Mortgage Funding Trust, 2005-AR4 A1	0.693%	10/25/45	645,068	549,780	(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	1,120,000	1,229,572	(b)
GS Mortgage Securities Trust, 2014-GC24 D	4.529%	9/10/47	2,500,000	1,887,007	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.783%	1/25/35	159,678	131,850	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.783%	3/25/35	$6,767,723	$5,704,160	(a)(b)
GSR Mortgage Loan Trust, 2005-4F 1A1	4.500%	4/25/20	193,033	194,015
HarborView Mortgage Loan Trust, 2005-9 2A1A	0.772%	6/20/35	459,652	426,858	(b)
HarborView Mortgage Loan Trust, 2005-9 2A1B	0.802%	6/20/35	9,700,016	8,738,604	(b)
Homestar Mortgage Acceptance Corp., 2004-3 AV1	0.883%	7/25/34	166,705	163,514	(b)
IMPAC Secured Assets Corp., 2007-2 2A	0.683%	4/25/37	3,364,712	3,101,092	(b)
Indymac Index Mortgage Loan Trust, 2005-AR15 A2	2.786%	9/25/35	41,622	34,785	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.067%	11/15/45	940,000	966,993	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	4.887%	1/15/47	490,000	532,020	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C21 XA, IO	1.107%	8/15/47	62,581,993	4,128,340	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 A4	3.801%	9/15/47	540,000	580,912
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.561%	9/15/47	1,540,000	1,489,648	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 A5	3.822%	7/15/48	1,960,000	2,105,565
JPMBB Commercial Mortgage Securities Trust, 2015-C31 A3	3.801%	8/15/48	15,480,000	16,591,712
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AM	5.372%	5/15/47	7,435,409	7,466,103
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-LC11 AS	3.216%	4/15/46	2,000,000	2,054,293
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 B	2.716%	11/15/31	8,780,000	8,458,568	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D	4.186%	5/15/28	4,650,000	4,317,337	(a)(b)
JPMorgan Reremic, 2014-6 8A1	0.616%	10/27/36	6,436,062	5,817,351	(a)(b)
JPMorgan Reremic, 2015-1 1A1	0.596%	12/27/36	7,820,630	7,607,011	(a)(b)
Latitude Management Real Estate Capital, 2015-CRE1 A	2.182%	2/22/32	6,670,000	6,568,656	(a)(b)
Latitude Management Real Estate Capital, 2015-CRE1 B	3.932%	2/22/32	4,000,000	3,965,360	(a)(b)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.509%	6/15/36	1,429,283	4,066	(a)(b)(g)
Luminent Mortgage Trust, 2007-2 2A1	0.663%	5/25/37	122,257	88,943	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.526%	12/25/34	71,964	68,991	(b)
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	437,143	429,289	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	84,169	85,823	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F	0.783%	5/25/35	641,675	506,303	(a)(b)
Merrill Lynch Mortgage Investors Trust, 1998-C1 A3	6.720%	11/15/26	165,034	165,841	(b)
Merrill Lynch Mortgage Investors Trust, 2005-A9 3A1	2.837%	12/25/35	49,754	45,867	(b)
Merrill Lynch Mortgage Investors Trust, 2006-1 1A	2.667%	2/25/36	217,653	199,655	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 XA, IO	1.745%	8/15/45	9,338,593	600,166	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 AS	3.214%	2/15/46	426,000	438,041
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.081%	7/15/46	510,000	560,547	(b)
Morgan Stanley Capital I Trust, 2007-HQ11 A4FL	0.573%	2/12/44	7,380,000	7,303,510	(b)
Morgan Stanley Mortgage Loan Trust, 2004-08AR 4A1	2.652%	10/25/34	277,305	270,876	(b)
Morgan Stanley Mortgage Loan Trust, 2005-03AR 2A2	2.856%	7/25/35	1,396,802	1,254,343	(b)
Morgan Stanley Reremic Trust, 2015-R4 1A1	0.686%	8/26/47	14,942,143	14,068,499	(a)(b)
Morgan Stanley Reremic Trust, 2015-R6 2A1	0.690%	7/26/45	16,338,321	15,132,669	(a)(b)
Mortgage IT Trust, 2005-1 1A1	1.073%	2/25/35	548,797	519,278	(b)
MSCG Trust, 2015-ALDR A2	3.462%	6/7/35	7,100,000	7,340,814	(a)(b)
Nomura Asset Acceptance Corp., 2004-R3 A1	6.500%	2/25/35	261,600	261,154	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Nomura Asset Acceptance Corp., 2005-AP2 A5	4.976%	5/25/35	$118,615	$88,938
Nomura Resecuritization Trust, 2014-5R 1A1	3.000%	6/26/35	5,902,705	5,825,322	(a)(b)
Nomura Resecuritization Trust, 2015-5R 4A1	0.594%	7/26/37	20,002,153	19,200,149	(a)(b)
Opteum Mortgage Acceptance Corp., 2005-2 AI3	0.753%	4/25/35	1,898,776	1,843,441	(b)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	4,205,381	4,210,577	(a)
Prime Mortgage Trust, 2006-DR1 1A2	6.000%	5/25/35	1,430,169	1,433,454	(a)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	417,750	378,167	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	24,606,751	22,592,199	(a)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	1,838,124	1,860,337
Structured Agency Credit Risk Debt Notes, 2014-DN1 M2	2.633%	2/25/24	5,480,000	5,471,242	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN2 M2	2.083%	4/25/24	13,400,000	13,252,360	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN3 M2	2.833%	8/25/24	11,316,967	11,415,079	(b)
Structured Agency Credit Risk Debt Notes, 2014-HQ1 M2	2.933%	8/25/24	3,970,000	4,013,459	(b)
Structured Agency Credit Risk Debt Notes, 2014-HQ3 M2	3.083%	10/25/24	2,750,000	2,778,062	(b)
Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2	3.333%	7/25/28	20,980,000	21,139,119	(b)
Structured ARM Loan Trust, 2004-10 2A	2.569%	8/25/34	3,747,375	3,732,065	(b)
Structured ARM Loan Trust, 2005-19XS 1A1	0.753%	10/25/35	573,676	465,651	(b)
Structured Asset Securities Corp., 2003-29 1A1	4.750%	9/25/18	875,854	884,617
UBS Commercial Mortgage Trust, 2012-C1 XA, IO	2.176%	5/10/45	68,885,405	6,618,420	(a)(b)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AMFL	0.641%	12/15/43	6,520,000	6,174,443	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2002-AR19 A6	2.538%	2/25/33	99,290	97,601	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR9 1A7	2.521%	9/25/33	30,330	30,586	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-S7 A1	4.500%	8/25/18	145,618	146,569
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.753%	8/25/45	5,650,432	5,188,565	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.723%	10/25/45	1,356,039	1,246,588	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1	0.703%	12/25/45	7,627,058	6,976,916	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2	0.723%	12/25/45	114,801	98,051	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	2.266%	9/25/36	299,397	264,085	(b)
Washington Mutual Inc., MSC Pass-Through Certificates, 2004-RA1 2A	7.000%	3/25/34	7,194	7,507
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	18,972,982	18,678,427	(a)(b)
Wells Fargo Commercial Mortgage Trust, 2015-C30 XA, IO	1.027%	9/15/58	59,146,819	4,057,596	(b)
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 XA, IO	1.204%	5/15/48	48,008,719	3,518,026	(b)
Wells Fargo Mortgage Loan Trust, 2010-RR4 2A1	3.148%	8/27/35	205,087	204,354	(a)
WF-RBS Commercial Mortgage Trust, 2012-C10 XA, IO	1.736%	12/15/45	22,935,682	1,836,153	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	250,000	266,267	(b)
WF-RBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.270%	3/15/47	10,487,711	656,916	(b)
WF-RBS Commercial Mortgage Trust, 2014-C21 AS	3.891%	8/15/47	2,767,000	2,919,808

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
WF-RBS Commercial Mortgage Trust, 2014-C21 B	4.213%	8/15/47	$5,160,000	$5,345,668	(b)
WF-RBS Commercial Mortgage Trust, 2014-C21 XA, IO	1.176%	8/15/47	36,692,359	2,420,158	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 C	3.849%	10/15/57	3,980,000	3,570,449	(b)
WF-RBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	2,916,000	3,081,533

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $807,134,640)				784,832,820

MORTGAGE-BACKED SECURITIES - 14.9%
FHLMC - 3.1%
Federal Home Loan Mortgage Corp. (FHLMC)	2.561%	10/1/35	666,284	702,041	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.795%	1/1/36	192,569	203,647	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.927%	1/1/37	7,811	7,877	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.485%	2/1/37	77,854	82,238	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.329%	4/1/37	64,964	67,537	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.675%	8/1/37	3,656,402	3,868,166	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.535%	1/1/38	186,169	197,044	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	4/1/16-11/1/39	912,702	1,043,427
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	4/1/19-3/1/44	23,252,312	25,674,101
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	7/1/20-11/1/41	11,133,428	12,259,907
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	4/1/24-3/1/39	1,604,961	1,866,787
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25-8/1/43	67,791,271	72,991,534
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	4/18/31-5/12/46	11,300,000	11,809,292	(i)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	6/1/32-9/1/39	913,380	1,046,316
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	6/1/33-4/1/38	3,498,543	3,887,970
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	8/1/33-3/1/45	25,061,598	26,446,566

Total FHLMC				162,154,450

FNMA - 9.6%
Federal National Mortgage Association (FNMA)	4.500%	7/1/18-2/1/45	55,385,371	60,841,292
Federal National Mortgage Association (FNMA)	4.000%	8/1/20-7/1/45	61,330,338	66,308,260
Federal National Mortgage Association (FNMA)	5.000%	8/1/20-5/1/41	10,217,358	11,059,688
Federal National Mortgage Association (FNMA)	6.000%	8/1/21-12/1/39	9,955,771	11,377,076
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	1,770,000	1,834,801
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-4/1/28	112,177	116,058
Federal National Mortgage Association (FNMA)	7.000%	1/1/27-2/1/39	4,329,355	5,008,273
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	4,864,241	4,993,510
Federal National Mortgage Association (FNMA)	6.500%	7/1/28-5/1/40	2,473,008	2,846,681
Federal National Mortgage Association (FNMA)	2.500%	4/18/31	9,400,000	9,649,688	(i)
Federal National Mortgage Association (FNMA)	3.000%	4/18/31	8,200,000	8,565,156	(i)
Federal National Mortgage Association (FNMA)	3.500%	4/18/31	6,800,000	7,180,867	(i)
Federal National Mortgage Association (FNMA)	2.815%	6/1/35	1,882,735	2,005,080	(b)
Federal National Mortgage Association (FNMA)	2.378%	7/1/35-8/1/35	543,510	575,065	(b)
Federal National Mortgage Association (FNMA)	2.442%	9/1/35	665,016	701,306	(b)
Federal National Mortgage Association (FNMA)	2.547%	9/1/35	1,068,222	1,135,397	(b)
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-11/1/38	5,466,491	6,153,658
Federal National Mortgage Association (FNMA)	2.311%	10/1/35	2,533,602	2,654,578	(b)
Federal National Mortgage Association (FNMA)	2.375%	10/1/35	188,393	198,787	(b)
Federal National Mortgage Association (FNMA)	2.390%	10/1/35	506,394	532,844	(b)
Federal National Mortgage Association (FNMA)	2.610%	10/1/35	225,150	237,995	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.225%	10/1/35	$438,253	$464,372	(b)
Federal National Mortgage Association (FNMA)	2.211%	11/1/35	853,852	893,008	(b)
Federal National Mortgage Association (FNMA)	2.272%	11/1/35	1,022,932	1,071,231	(b)
Federal National Mortgage Association (FNMA)	2.277%	11/1/35	751,629	790,608	(b)
Federal National Mortgage Association (FNMA)	2.295%	11/1/35	939,085	983,441	(b)
Federal National Mortgage Association (FNMA)	2.304%	11/1/35	1,062,013	1,112,378	(b)
Federal National Mortgage Association (FNMA)	2.720%	9/1/36	479,809	508,050	(b)
Federal National Mortgage Association (FNMA)	2.571%	12/1/36	17,065	18,086	(b)
Federal National Mortgage Association (FNMA)	2.053%	2/1/37	7,078,949	7,287,644	(b)
Federal National Mortgage Association (FNMA)	3.500%	8/1/42-1/1/46	99,356,955	104,395,074
Federal National Mortgage Association (FNMA)	3.000%	12/1/42-2/1/43	4,195,435	4,300,675
Federal National Mortgage Association (FNMA)	4.000%	4/13/46	110,800,000	118,382,875	(i)
Federal National Mortgage Association (FNMA)	5.000%	5/12/46	55,700,000	61,557,203	(i)

Total FNMA				505,740,705

GNMA - 2.2%
Government National Mortgage Association (GNMA)	8.000%	10/15/16-7/15/17	6,599	6,636
Government National Mortgage Association (GNMA)	7.500%	10/15/22-8/15/32	70,005	79,269
Government National Mortgage Association (GNMA)	6.500%	10/15/23-8/15/34	9,177,450	10,638,197
Government National Mortgage Association (GNMA)	7.000%	1/15/24-5/15/32	66,816	70,873
Government National Mortgage Association (GNMA)	6.000%	3/15/26-6/15/35	4,062,094	4,652,241
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	384,065	436,193
Government National Mortgage Association (GNMA)	5.000%	1/15/40	108,934	120,657
Government National Mortgage Association (GNMA)	3.500%	4/20/46	1,200,000	1,266,187	(i)
Government National Mortgage Association (GNMA) II	6.000%	9/20/36-2/20/42	6,479,430	7,357,148
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	1,235,764	1,475,124
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-3/20/41	7,812,885	8,503,938
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-11/20/40	1,432,555	1,585,223
Government National Mortgage Association (GNMA) II	3.000%	4/20/46	34,200,000	35,427,058	(i)
Government National Mortgage Association (GNMA) II	3.500%	4/20/46	39,500,000	41,746,563	(i)
Government National Mortgage Association (GNMA) II	4.000%	4/20/46	1,600,000	1,710,312	(i)

Total GNMA				115,075,619

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $771,227,441)				782,970,774

MUNICIPAL BONDS - 0.1%
Illinois - 0.1%
Chicago, IL, GO, Taxable Project	6.314%	1/1/44	5,380,000	4,883,157

Ohio - 0.0%
American Municipal Power-Ohio Inc., OH, Revenue, Taxable-combined Hydroelectric Project Build America Bonds	7.834%	2/15/41	150,000	218,207

TOTAL MUNICIPAL BONDS (Cost - $5,594,798)				5,101,364

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SOVEREIGN BONDS - 3.1%
Brazil - 0.1%
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	$6,890,000	$5,512,000

Colombia - 0.2%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	11,700,000	11,641,500

Indonesia - 0.2%
Republic of Indonesia, Notes	3.750%	4/25/22	4,346,000	4,381,055	(h)
Republic of Indonesia, Notes	3.750%	4/25/22	280,000	282,259	(a)
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	290,000	322,535	(h)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	1,190,000	1,281,278	(h)
Republic of Indonesia, Senior Notes	5.375%	10/17/23	340,000	372,984	(h)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	911,000	1,023,060	(a)

Total Indonesia				7,663,171

Mexico - 1.5%
United Mexican States, Medium-Term Notes	6.050%	1/11/40	112,000	131,320
United Mexican States, Senior Notes	4.000%	10/2/23	164,000	171,790
United Mexican States, Senior Notes	3.600%	1/30/25	10,660,000	10,873,200
United Mexican States, Senior Notes	4.750%	3/8/44	580,000	578,550
United Mexican States, Senior Notes	5.550%	1/21/45	48,390,000	53,591,925
United Mexican States, Senior Notes	4.600%	1/23/46	14,900,000	14,527,500

Total Mexico				79,874,285

Peru - 0.2%
Republic of Peru, Senior Bonds	6.550%	3/14/37	1,070,000	1,332,150
Republic of Peru, Senior Bonds	5.625%	11/18/50	8,140,000	9,157,500

Total Peru				10,489,650

Poland - 0.5%
Republic of Poland, Senior Notes	5.000%	3/23/22	6,990,000	7,803,985
Republic of Poland, Senior Notes	4.000%	1/22/24	16,860,000	18,001,422

Total Poland				25,805,407

Russia - 0.3%
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	6,807,395	8,308,929	(h)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	1,582,700	1,931,803	(a)
Russian Foreign Bond - Eurobond, Senior Notes	4.500%	4/4/22	6,400,000	6,556,429	(h)

Total Russia				16,797,161

Turkey - 0.1%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	1,160,000	1,251,529
Republic of Turkey, Senior Notes	4.875%	4/16/43	3,030,000	2,811,082

Total Turkey				4,062,611

TOTAL SOVEREIGN BONDS (Cost - $153,356,345)				161,845,785

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 29.5%
U.S. Government Agencies - 2.5%
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	20,110,000	29,886,336
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	66,300,000	62,990,370
Federal National Mortgage Association (FNMA), Notes	6.000%	4/18/36	110,000	110,279
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	6,320,000	6,159,409
Financing Corp. (FICO) Strip, Bonds	0.000%	4/5/19	1,150,000	1,111,935
Financing Corp. (FICO) Strip, Debentures	0.000%	2/8/18	800,000	787,124
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	6,720,000	6,578,947
Financing Corp. (FICO) Strip, Debentures	0.000%	8/3/18	2,740,000	2,683,942

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - (continued)
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	$5,410,000	$5,312,030
Residual Funding Corp. Principal Strip, Bonds	0.000%	10/15/19	820,000	782,653
Residual Funding Corp. Principal Strip, Bonds	0.000%	10/15/20	9,190,000	8,559,833
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	2,450,000	3,605,988

Total U.S. Government Agencies				128,568,846

U.S. Government Obligations - 27.0%
U.S. Treasury Bonds	3.375%	5/15/44	14,110,000	16,357,130
U.S. Treasury Bonds	3.000%	11/15/44	14,470,000	15,614,606
U.S. Treasury Bonds	3.000%	5/15/45	274,320,000	295,847,811
U.S. Treasury Bonds	3.000%	11/15/45	82,050,000	88,578,718
U.S. Treasury Bonds	2.500%	2/15/46	101,320,000	98,790,951
U.S. Treasury Notes	1.875%	9/30/17	620,000	630,705
U.S. Treasury Notes	0.625%	11/30/17	4,310,000	4,303,095
U.S. Treasury Notes	1.625%	7/31/19	250,000	255,469
U.S. Treasury Notes	1.750%	9/30/19	3,070,000	3,149,749
U.S. Treasury Notes	1.250%	1/31/20	12,020,000	12,102,638
U.S. Treasury Notes	1.625%	7/31/20	122,200,000	124,620,171
U.S. Treasury Notes	1.375%	9/30/20	510,000	514,263
U.S. Treasury Notes	2.625%	11/15/20	30,000	31,908
U.S. Treasury Notes	1.375%	1/31/21	45,020,000	45,343,604
U.S. Treasury Notes	1.125%	2/28/21	590,000	587,580
U.S. Treasury Notes	2.125%	12/31/21	490,000	509,619
U.S. Treasury Notes	1.500%	1/31/22	260,000	261,310
U.S. Treasury Notes	1.750%	3/31/22	76,660,000	78,028,534
U.S. Treasury Notes	1.875%	5/31/22	10,100,000	10,349,743
U.S. Treasury Notes	1.875%	8/31/22	25,230,000	25,817,380
U.S. Treasury Notes	2.000%	11/30/22	191,730,000	197,549,389
U.S. Treasury Notes	1.500%	2/28/23	86,060,000	85,821,356
U.S. Treasury Notes	2.375%	8/15/24	15,760,000	16,597,250
U.S. Treasury Notes	2.000%	8/15/25	8,410,000	8,571,632
U.S. Treasury Notes	2.250%	11/15/25	89,430,000	93,073,557
U.S. Treasury Notes	1.625%	2/15/26	194,400,000	191,575,174
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/21	2,470,000	2,285,246
U.S. Treasury Strip Principal (STRIPS)	0.000%	2/15/43	7,800,000	3,773,695

Total U.S. Government Obligations				1,420,942,283

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,501,312,258)				1,549,511,129

U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.6%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	20,975,992	24,978,631
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	3,191,310	4,107,398
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	11,354,497	11,019,482
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	4,066,000	4,551,960
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	23,682,182	22,912,203
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	10,268,254	10,709,204
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/25	5,154,788	5,267,348
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	52,413,341	54,794,480

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $130,804,552)				138,340,706

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY		EXPIRATION DATE	CONTRACTS	VALUE
PURCHASED OPTIONS - 0.0%
U.S. Treasury 5-Year Notes Futures, Call @ $120.50		4/22/16	203	$157,008
U.S. Treasury 5-Year Notes Futures, Put @ $120.00		4/22/16	142	6,656
U.S. Treasury 10-Year Notes Futures, Call @ $128.50		4/22/16	350	689,063
U.S. Treasury 10-Year Notes Futures, Put @ $128.50		4/22/16	435	33,984
U.S. Treasury 10-Year Notes Futures, Put @ $129.00		4/22/16	567	70,875
U.S. Treasury 10-Year Notes Futures, Put @ $130.00		4/22/16	36	14,063
U.S. Treasury Long-Term Bonds Futures, Call @ $163.00		4/22/16	70	165,156
U.S. Treasury Long-Term Bonds Futures, Call @ $164.00		4/22/16	42	74,156
U.S. Treasury Long-Term Bonds Futures, Call @ $165.00		4/22/16	77	97,453
U.S. Treasury Long-Term Bonds Futures, Put @ $159.00		4/22/16	68	11,688

TOTAL PURCHASED OPTIONS (Cost - $1,287,765)				1,320,102

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $5,220,592,408)				5,264,435,751

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 4.3%
Repurchase Agreements - 0.7%
Goldman Sachs & Co. repurchase agreement dated 3/31/16; Proceeds at maturity - $37,000,298; (Fully collateralized by U.S. government agency obligations, 1.985% due 9/29/21; Market value - $37,761,155) (Cost - $37,000,000)	0.290%	4/1/16	$37,000,000	37,000,000

			SHARES
Money Market Funds - 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $190,771,319)	0.225%		190,771,319	190,771,319

TOTAL SHORT-TERM INVESTMENTS (Cost - $227,771,319)				227,771,319

TOTAL INVESTMENTS - 104.4% (Cost - $5,448,363,727#)				5,492,207,070
Liabilities in Excess of Other Assets - (4.4)%				(229,609,576)

TOTAL NET ASSETS - 100.0%				$5,262,597,494

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of March 31, 2016.

(e)	Value is less than $1.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(g)	Illiquid security.

(h)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(i)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2016, the Fund held TBA securities with a total cost of $296,451,281.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Eurodollar Futures, Call	6/13/16	$99.00	109	$84,475
Eurodollar Futures, Call	6/13/16	99.25	141	28,200
U.S. Treasury 5-Year Notes Futures, Call	4/22/16	121.00	428	180,563
U.S. Treasury 5-Year Notes Futures, Call	5/20/16	121.00	571	356,875
U.S. Treasury 5-Year Notes Futures, Put	5/20/16	120.50	206	56,328
U.S. Treasury 10-Year Notes Futures, Call	4/22/16	130.00	792	618,750
U.S. Treasury 10-Year Notes Futures, Call	4/22/16	130.50	587	302,672
U.S. Treasury 10-Year Notes Futures, Call	4/22/16	129.50	210	232,969
U.S. Treasury 10-Year Notes Futures, Call	4/22/16	131.00	143	46,922
U.S. Treasury 10-Year Notes Futures, Call	5/20/16	131.00	381	244,078
U.S. Treasury 10-Year Notes Futures, Call	5/20/16	132.00	520	186,875
U.S. Treasury 10-Year Notes Futures, Call	5/20/16	130.00	142	157,531
U.S. Treasury 10-Year Notes Futures, Put	4/22/16	127.50	145	4,531
U.S. Treasury 10-Year Notes Futures, Put	4/22/16	128.00	36	1,687
U.S. Treasury 10-Year Notes Futures, Put	5/20/16	128.00	107	20,063
U.S. Treasury Long-Term Bonds Futures, Call	4/22/16	167.00	242	151,250
U.S. Treasury Long-Term Bonds Futures, Call	5/20/16	167.00	605	869,688
U.S. Treasury Long-Term Bonds Futures, Call	5/20/16	171.00	22	13,062
U.S. Treasury Long-Term Bonds Futures, Put	4/22/16	161.00	64	27,000
U.S. Treasury Long-Term Bonds Futures, Put	4/22/16	160.00	36	9,562
U.S. Treasury Long-Term Bonds Futures, Put	5/20/16	160.00	137	115,594
U.S. Treasury Long-Term Bonds Futures, Put	5/20/16	165.00	22	60,500

TOTAL WRITTEN OPTIONS (Premiums received - $3,128,898)				$3,769,175

	RATE	MATURITY DATE	FACE AMOUNT
SECURITIES SOLD SHORT‡
MORGTGAGE BACKES SECURITIES - (1.1)%
FNMA - (1.1)%
Federal National Mortgage Association (FNMA) (Proceeds - $(59,787,555))	3.500%	5/12/46	$(57,100,000)	$(59,767,655	)(a)

‡	Percentages indicated are based on net assets.

(a)	This security is traded on a to-be-announced (“TBA”) basis and is part of a mortgage dollar roll agreement.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$543,302,736	0	*	$543,302,736
Industrials	—	86,600,161	$2,223,849		88,824,010
Other Corporate Bonds & Notes	—	835,522,416	—		835,522,416
Asset-Backed Securities	—	352,748,379	20,115,530		372,863,909
Collateralized Mortgage Obligations	—	759,888,553	24,944,267		784,832,820
Mortgage-Backed Securities	—	782,970,774	—		782,970,774
Municipal Bonds	—	5,101,364	—		5,101,364
Sovereign Bonds	—	161,845,785	—		161,845,785
U.S. Government & Agency Obligations	—	1,549,511,129	—		1,549,511,129
U.S. Treasury Inflation Protected Securities	—	138,340,706	—		138,340,706
Purchased Options	$1,320,102	—	—		1,320,102

Total Long-Term Investments	$1,320,102	$5,215,832,003	$47,283,646		$5,264,435,751

Short-Term Investments†:
Repurchase Agreements	—	$37,000,000	—		$37,000,000
Money Market Funds	$190,771,319	—	—		190,771,319

Total Short-Term Investments	$190,771,319	$37,000,000	—		$227,771,319

Total Investments	$192,091,421	$5,252,832,003	$47,283,646		$5,492,207,070

Other Assets	—	—	$32,905		$32,905
Other Financial Instruments:
Futures Contracts	$7,015,891	—	—		$7,015,891
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	$283,599	—		283,599

Total Other Financial Instruments	$7,015,891	$283,599	—		$7,299,490

Total	$199,107,312	$5,253,115,602	$47,316,551		$5,499,539,465

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Written Options	$3,769,175	—	—		$3,769,175
Securities Sold Short	—	$59,767,655	—		59,767,655
Futures Contracts	9,210,929	—	—		9,210,929
OTC Interest Rate Swaps‡	—	295,270	—		295,270
Centrally Cleared Interest Rate Swaps	—	28,912,082	—		28,912,082
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	213,885	—		213,885
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	24,500	—		24,500
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	1,157,171	—		1,157,171
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection‡	—	483,532	—		483,532

Total	$12,980,104	$90,854,095	—		$103,834,199

Notes to Schedule of Investments (unaudited) (continued)

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Investments

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$154,783,589
Gross unrealized depreciation	(110,940,246)

Net unrealized appreciation	$43,843,343

At March 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	917	3/17	$226,417,743	$227,255,526	$837,783
90-Day Eurodollar	280	6/17	68,978,109	69,356,000	377,891
U.S. Treasury 2-Year Notes	2,124	6/16	464,750,341	464,625,000	(125,341)
U.S. Treasury 5-Year Notes	19,274	6/16	2,329,515,933	2,335,316,150	5,800,217

					6,890,550

Contracts to Sell:
90-Day Eurodollar	2,086	6/16	517,540,071	517,901,650	(361,579)
90-Day Eurodollar	7,208	12/16	1,784,866,937	1,787,133,500	(2,266,563)
U.S. Treasury 10-Year Notes	7,292	6/16	946,573,871	950,808,438	(4,234,567)
U.S. Treasury Long-Term Bonds	1,737	6/16	283,552,321	285,627,938	(2,075,617)
U.S. Treasury Ultra Long-Term Bonds	148	6/16	25,387,362	25,534,624	(147,262)

					(9,085,588)

Net unrealized depreciation on open futures contracts					$(2,195,038)

At March 31, 2016, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED (DEPRECIATION)
Credit Suisse	$2,420,000	3/1/17	5.335% semi-annually	3-Month LIBOR	—	$(101,688)
Deutsche Bank AG	4,120,000	4/1/17	5.435% semi-annually	3-Month LIBOR	—	(193,582)

Total	$6,540,000				—	$(295,270)

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED (DEPRECIATION)
Chicago Mercantile Exchange	$6,950,080,000	6/15/16	0.420%**	FEDL01**	—	$(399,630)
Chicago Mercantile Exchange	1,624,210,000	7/27/16	0.550%**	FEDL01**	—	(252,841)
Chicago Mercantile Exchange	160,000,000	8/31/22	1.897% semi-annually	3-Month LIBOR-BBA	—	(5,456,070)
Chicago Mercantile Exchange	350,796,000	11/30/22	1.900% semi-annually	3-Month LIBOR-BBA	—	(11,855,617)
Chicago Mercantile Exchange	25,300,000	10/7/23	4.860% semi-annually	3-Month LIBOR-BBA	$(1,144,797)	(5,090,744)
Chicago Mercantile Exchange	48,708,000	2/15/41	2.720% semi-annually	3-Month LIBOR-BBA	(80,125)	(5,857,180)

Total	$9,159,094,000				$(1,224,922)	$(28,912,082)

Notes to Schedule of Investments (unaudited) (continued)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2016[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital Inc. (Metlife Inc., 4.750% due 2/8/21)	$2,710,000	6/20/21	1.33%	1.000% quarterly	$(44,488)	$24,512	$(69,000)
Deutsche Bank AG (Berkshire Hathaway Inc., 1.900%, due 1/31/17)	7,100,000	3/20/24	1.21%	1.000% quarterly	(109,583)	(124,677)	15,094
Deutsche Bank AG (Metlife Inc., 4.750% due 2/8/21)	1,820,000	9/20/21	1.39%	1.000% quarterly	(36,831)	16,328	(53,159)
Goldman Sachs Group Inc. (Metlife Inc., 4.750%, due 2/8/21)	1,400,000	6/20/21	1.33%	1.000% quarterly	(22,983)	13,357	(36,340)

Total	$13,030,000				$(213,885)	$(70,480)	$(143,405)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2016[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED (DEPRECIATION)
Credit Suisse (Southwest Airlines Co., 5.125%, due 3/1/17)	$2,420,000	3/20/17	0.09%	0.690% quarterly	$(14,199)	—	$(14,199)
Deutsche Bank AG (CenturyLink Inc., 6.000%, due 4/1/17)	4,120,000	3/20/17	0.63%	0.890% quarterly	(10,301)	—	(10,301)

Total	$6,540,000				$(24,500)	—	$(24,500)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED (DEPRECIATION)
Chicago Mercantile Exchange (Markit CDX.NA.IG.23 Index)	$52,870,000	12/20/19	1.000% quarterly	$256,243	$586,251	$(330,008)
Chicago Mercantile Exchange (Markit CDX.NA.IG.24 Index)	81,430,000	6/20/20	1.000% quarterly	435,725	589,249	(153,524)

Total	$134,300,000			$691,968	$1,175,500	$(483,532)

Notes to Schedule of Investments (unaudited) (continued)

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Banc of America Securities LLC (PrimeX.FRM.1)	$2,766,818	7/25/36	4.420% monthly	$283,599	$203,734	$79,865
JPMorgan Securities Inc. (Markit CMBX.NA.AAA.8 Index)	2,000,000	10/17/57	0.500% monthly	(90,052)	(83,313)	(6,739)
JPMorgan Securities Inc. (Markit CMBX.NA.AAA.8 Index)	9,000,000	10/17/57	0.500% monthly	(405,235)	(371,450)	(33,785)
JPMorgan Securities Inc. (Markit CMBX.NA.AAA.8 Index)	14,700,000	10/17/57	0.500% monthly	(661,884)	(606,621)	(55,263)

Total	$28,466,818			$(873,572)	$(857,650)	$(15,922)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

**	One time payment made at termination date.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 20, 2016